Leases (Details) - Schedule of other information related to operating leases - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Information Related to Operating Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 8,885,000	$ 8,372,000	$ 9,829,000
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 7,142,000	$ 12,057,000	$ 5,955,000